Shareholder Report, Holdings (Details)	May 31, 2025
C000170217 | Sea8712020
Holdings [Line Items]
Percent of Total Investments	3.70%
C000170217 | Netflix8711960
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170217 | Intuit8711936
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170217 | Walt Disney8712009
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170217 | Booking Holdings8711887
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170217 | Uber Technologies8711994
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170217 | Spotify Technology8711978
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170217 | Meta Platforms8711955
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170217 | DoorDash8711916
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170217 | PayPal Holdings8711963
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170217 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170217 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170217 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170217 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000170216 | Chugai Pharmaceutical8711850
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170216 | Edwards Lifesciences8711742
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170216 | Boston Scientific8711730
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170216 | Stryker8711788
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170216 | Welltower8711798
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170216 | UCB8711806
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170216 | AstraZeneca PLC8711864
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170216 | Roche Holding8711813
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Novo Nordisk8711830
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | AbbVie8711715
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170216 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000170216 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170216 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170216 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170216 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170216 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170216 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170216 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170216 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170216 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000170216 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000170216 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171851 | Intuit8712329
Holdings [Line Items]
Percent of Total Investments	7.20%
C000171851 | Coinbase Global8712309
Holdings [Line Items]
Percent of Total Investments	6.60%
C000171851 | Fidelity National Information Services8712315
Holdings [Line Items]
Percent of Total Investments	6.50%
C000171851 | Adyen8712409
Holdings [Line Items]
Percent of Total Investments	6.10%
C000171851 | PayPal Holdings8712360
Holdings [Line Items]
Percent of Total Investments	5.90%
C000171851 | Toast8712375
Holdings [Line Items]
Percent of Total Investments	4.70%
C000171851 | Block8712303
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171851 | Fiserv8712317
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171851 | SS&C Technologies Holdings8712372
Holdings [Line Items]
Percent of Total Investments	4.10%
C000171851 | Xero8712386
Holdings [Line Items]
Percent of Total Investments	4.10%
C000171851 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171851 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000171851 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171851 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171851 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171851 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171851 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171851 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171851 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171851 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171851 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171852 | Dexcom8712431
Holdings [Line Items]
Percent of Total Investments	6.50%
C000171852 | Samsara8712475
Holdings [Line Items]
Percent of Total Investments	6.20%
C000171852 | STMicroelectronics8712501
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171852 | Garmin8712437
Holdings [Line Items]
Percent of Total Investments	5.50%
C000171852 | Skyworks Solutions8712483
Holdings [Line Items]
Percent of Total Investments	5.50%
C000171852 | Advantech8712511
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171852 | Badger Meter8712425
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171852 | ADT8712416
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171852 | Lattice Semiconductor8712457
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171852 | eMemory Technology8712513
Holdings [Line Items]
Percent of Total Investments	3.00%
C000171852 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171852 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000171852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171852 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171852 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171852 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171852 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171852 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171852 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171853 | NVIDIA8712543
Holdings [Line Items]
Percent of Total Investments	9.80%
C000171853 | ABB8712560
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171853 | Intuitive Surgical8712539
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171853 | Keyence8712577
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171853 | FANUC8712573
Holdings [Line Items]
Percent of Total Investments	7.40%
C000171853 | SMC8712585
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171853 | Dynatrace8712532
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171853 | Daifuku8712572
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171853 | Pegasystems8712546
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171853 | Yaskawa Electric8712587
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171853 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000171853 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000171853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171853 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171853 | China
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171853 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171853 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000171853 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171853 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178804 | Howmet Aerospace8712686
Holdings [Line Items]
Percent of Total Investments	4.20%
C000178804 | Fastenal8712669
Holdings [Line Items]
Percent of Total Investments	3.50%
C000178804 | Trane Technologies PLC8712769
Holdings [Line Items]
Percent of Total Investments	3.40%
C000178804 | Deere8712653
Holdings [Line Items]
Percent of Total Investments	3.40%
C000178804 | Parker-Hannifin8712728
Holdings [Line Items]
Percent of Total Investments	3.10%
C000178804 | Quanta Services8712740
Holdings [Line Items]
Percent of Total Investments	3.10%
C000178804 | Norfolk Southern8712721
Holdings [Line Items]
Percent of Total Investments	3.10%
C000178804 | Sempra8712751
Holdings [Line Items]
Percent of Total Investments	3.00%
C000178804 | CSX8712650
Holdings [Line Items]
Percent of Total Investments	3.00%
C000178804 | Emerson Electric8712665
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178804 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178804 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178804 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000178804 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000178804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000198888 | Microsoft8712963
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198888 | NVIDIA8712965
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198888 | Toyota Motor8713000
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198888 | Alphabet8712942
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198888 | QUALCOMM8712969
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198888 | Honeywell International8712956
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198888 | Tesla8712973
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198888 | Nexteer Automotive Group8712988
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198888 | Intel8712959
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198888 | XPeng8713016
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198888 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000198888 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198888 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000198888 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198888 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198888 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198888 | China
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000198888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000198888 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198888 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198888 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198548 | Tencent Holdings8713090
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198548 | Netflix8713050
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198548 | Palantir Technologies8713055
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198548 | Alibaba Group Holding8713115
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198548 | Samsung Electronics8713104
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198548 | Microsoft8713049
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198548 | Meta Platforms8713047
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198548 | Cisco Systems8713033
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198548 | Broadcom8713029
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198548 | International Business Machines8713045
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198548 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198548 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000198548 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198548 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198548 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198548 | China
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000198548 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198548 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198548 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198548 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198548 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198548 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203266 | Alnylam Pharmaceuticals8713536
Holdings [Line Items]
Percent of Total Investments	5.40%
C000203266 | Illumina8713560
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203266 | QIAGEN8713577
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203266 | Natera8713569
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203266 | Avidity Biosciences8713539
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203266 | Moderna8713565
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203266 | Bio-Techne8713543
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203266 | CRISPR Therapeutics8713550
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203266 | BioMarin Pharmaceutical8713544
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203266 | Ultragenyx Pharmaceutical8713585
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203266 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203266 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000203266 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203266 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000203266 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203266 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203266 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210838 | Snowflake8713626
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210838 | Box8713604
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210838 | Zscaler8713639
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210838 | Twilio8713628
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210838 | Paycom Software8713619
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210838 | Shopify8713625
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210838 | Qualys8713622
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210838 | Procore Technologies8713620
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210838 | Digital Realty Trust8713607
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210838 | ServiceNow8713624
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210838 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210838 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000210838 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210838 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210838 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210838 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210838 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214985 | Zscaler8713733
Holdings [Line Items]
Percent of Total Investments	6.80%
C000214985 | Crowdstrike Holdings8713717
Holdings [Line Items]
Percent of Total Investments	6.10%
C000214985 | Check Point Software Technologies8713716
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214985 | Palo Alto Networks8713723
Holdings [Line Items]
Percent of Total Investments	5.80%
C000214985 | Rubrik8713727
Holdings [Line Items]
Percent of Total Investments	5.70%
C000214985 | Fortinet8713719
Holdings [Line Items]
Percent of Total Investments	5.50%
C000214985 | Okta8713721
Holdings [Line Items]
Percent of Total Investments	5.20%
C000214985 | BlackBerry8713715
Holdings [Line Items]
Percent of Total Investments	5.00%
C000214985 | Varonis Systems8713732
Holdings [Line Items]
Percent of Total Investments	4.70%
C000214985 | Gen Digital8713720
Holdings [Line Items]
Percent of Total Investments	4.70%
C000214985 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214985 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000214985 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214985 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214985 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214985 | Israel
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214548 | Global X Artificial Intelligence & Technology ETF8713740
Holdings [Line Items]
Percent of Total Investments	20.40%
C000214548 | Global X US Infrastructure Development ETF8713744
Holdings [Line Items]
Percent of Total Investments	20.20%
C000214548 | Global X Millennial Consumer ETF8713743
Holdings [Line Items]
Percent of Total Investments	20.10%
C000214548 | Global X E-commerce ETF8713742
Holdings [Line Items]
Percent of Total Investments	20.10%
C000214548 | Global X Cybersecurity ETF8713741
Holdings [Line Items]
Percent of Total Investments	19.20%
C000214548 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214548 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214539 | Konami Group8713677
Holdings [Line Items]
Percent of Total Investments	7.60%
C000214539 | Nintendo8713680
Holdings [Line Items]
Percent of Total Investments	6.90%
C000214539 | ROBLOX8713654
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214539 | NetEase8713713
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214539 | Take-Two Interactive Software8713655
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214539 | Square Enix Holdings8713681
Holdings [Line Items]
Percent of Total Investments	5.90%
C000214539 | Capcom8713669
Holdings [Line Items]
Percent of Total Investments	5.20%
C000214539 | Electronic Arts8713650
Holdings [Line Items]
Percent of Total Investments	5.00%
C000214539 | Nexon8713679
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214539 | Unity Software8713658
Holdings [Line Items]
Percent of Total Investments	4.40%
C000214539 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000214539 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000214539 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000214539 | China
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000214539 | Japan
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000214539 | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000214539 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214539 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214539 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214539 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220776 | Hims & Hers Health8713977
Holdings [Line Items]
Percent of Total Investments	5.40%
C000220776 | Insulet8713981
Holdings [Line Items]
Percent of Total Investments	4.90%
C000220776 | Veeva Systems8714019
Holdings [Line Items]
Percent of Total Investments	4.60%
C000220776 | Pro Medicus8714024
Holdings [Line Items]
Percent of Total Investments	4.60%
C000220776 | TransMedics Group8714018
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220776 | Dexcom8713970
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | Intuitive Surgical8713983
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | ResMed8714003
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220776 | GE HealthCare Technologies8713975
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220776 | Masimo8713991
Holdings [Line Items]
Percent of Total Investments	3.80%
C000220776 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220776 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220776 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000220776 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220776 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220776 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220776 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220776 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220776 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222117 | NEXTracker8714066
Holdings [Line Items]
Percent of Total Investments	7.30%
C000222117 | First Solar8714058
Holdings [Line Items]
Percent of Total Investments	6.90%
C000222117 | Vestas Wind Systems8714085
Holdings [Line Items]
Percent of Total Investments	6.10%
C000222117 | Samsung SDI8714107
Holdings [Line Items]
Percent of Total Investments	5.90%
C000222117 | Nibe Industrier8714109
Holdings [Line Items]
Percent of Total Investments	5.60%
C000222117 | Johnson Matthey PLC8714087
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222117 | Nordex8714081
Holdings [Line Items]
Percent of Total Investments	5.20%
C000222117 | China Everbright Environment Group8714092
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222117 | Simplo Technology8714116
Holdings [Line Items]
Percent of Total Investments	4.30%
C000222117 | Enphase Energy8714054
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222117 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222117 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222117 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000222117 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222117 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222117 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000222117 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222117 | China
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000222117 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222117 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222117 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222117 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222117 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222332 | American Tower8714126
Holdings [Line Items]
Percent of Total Investments	13.60%
C000222332 | Equinix8714137
Holdings [Line Items]
Percent of Total Investments	11.30%
C000222332 | Digital Realty Trust8714134
Holdings [Line Items]
Percent of Total Investments	11.20%
C000222332 | Crown Castle8714132
Holdings [Line Items]
Percent of Total Investments	10.00%
C000222332 | SBA Communications8714150
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222332 | GDS Holdings8714179
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222332 | Keppel DC REIT8714169
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222332 | China Tower8714161
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222332 | NEXTDC8714159
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222332 | Winbond Electronics8714176
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222332 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000222332 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222332 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000222332 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222332 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222332 | China
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000222332 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222332 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222332 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222332 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000226290 | American Water Works8714192
Holdings [Line Items]
Percent of Total Investments	8.70%
C000226290 | Pentair PLC8714222
Holdings [Line Items]
Percent of Total Investments	7.80%
C000226290 | Ferguson Enterprises8714205
Holdings [Line Items]
Percent of Total Investments	7.60%
C000226290 | Xylem8714230
Holdings [Line Items]
Percent of Total Investments	7.40%
C000226290 | Core & Main8714199
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226290 | United Utilities Group PLC8714254
Holdings [Line Items]
Percent of Total Investments	5.40%
C000226290 | Severn Trent PLC8714252
Holdings [Line Items]
Percent of Total Investments	5.00%
C000226290 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP8714239
Holdings [Line Items]
Percent of Total Investments	4.90%
C000226290 | Essential Utilities8714204
Holdings [Line Items]
Percent of Total Investments	4.70%
C000226290 | A O Smith8714226
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226290 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226290 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226290 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000226290 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226290 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000226290 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226290 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226290 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226290 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228454 | Corteva8714291
Holdings [Line Items]
Percent of Total Investments	12.60%
C000228454 | Nutrien8714308
Holdings [Line Items]
Percent of Total Investments	12.50%
C000228454 | Kubota8714342
Holdings [Line Items]
Percent of Total Investments	12.30%
C000228454 | Deere8714294
Holdings [Line Items]
Percent of Total Investments	11.60%
C000228454 | Hebei Yangyuan Zhihui Beverage8714331
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228454 | Cheng De Lolo8714329
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228454 | FMC8714296
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228454 | Yuan Longping High-tech Agriculture8714336
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228454 | CNH Industrial8714289
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228454 | AGCO8714279
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228454 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228454 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000228454 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228454 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228454 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228454 | China
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000228454 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228454 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228456 | Coinbase Global8714375
Holdings [Line Items]
Percent of Total Investments	12.90%
C000228456 | Riot Platforms8714390
Holdings [Line Items]
Percent of Total Investments	11.40%
C000228456 | MARA Holdings8714385
Holdings [Line Items]
Percent of Total Investments	10.80%
C000228456 | Cleanspark8714373
Holdings [Line Items]
Percent of Total Investments	7.90%
C000228456 | Applied Digital8714355
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228456 | Iris Energy8714383
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228456 | Core Scientific8714377
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228456 | Bitdeer Technologies Group8714364
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228456 | Galaxy Digital Holdings8714397
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228456 | TeraWulf8714392
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228456 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000228456 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000228456 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228456 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228456 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228456 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228456 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228457 | Plug Power8714442
Holdings [Line Items]
Percent of Total Investments	13.80%
C000228457 | Bloom Energy8714434
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228457 | SFC Energy8714446
Holdings [Line Items]
Percent of Total Investments	11.00%
C000228457 | Doosan Fuel Cell8714472
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228457 | ITM Power PLC8714454
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228457 | FuelCell Energy8714438
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228457 | PowerCell Sweden8714486
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228457 | Ceres Power Holdings PLC8714453
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228457 | NEL8714484
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228457 | Iljin Hysolus ltd8714474
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228457 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000228457 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228457 | United States
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000228457 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228457 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000228457 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228457 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000228457 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228457 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228457 | Norway
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228457 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228457 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229136 | NEXTracker8714506
Holdings [Line Items]
Percent of Total Investments	8.20%
C000229136 | LONGi Green Energy Technology8714556
Holdings [Line Items]
Percent of Total Investments	8.20%
C000229136 | Sungrow Power Supply8714578
Holdings [Line Items]
Percent of Total Investments	8.00%
C000229136 | First Solar8714503
Holdings [Line Items]
Percent of Total Investments	7.60%
C000229136 | Enphase Energy8714501
Holdings [Line Items]
Percent of Total Investments	6.90%
C000229136 | TCL Zhonghuan Renewable Energy Technology8714580
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229136 | Zhejiang Chint Electrics8714592
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229136 | Ningbo Deye Technology8714558
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229136 | JA Solar Technology8714549
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229136 | Shenzhen SC New Energy Technology8714569
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229136 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229136 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000229136 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229136 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229136 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229136 | China
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000229136 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229136 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229136 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229136 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229136 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229137 | Orsted8714675
Holdings [Line Items]
Percent of Total Investments	13.00%
C000229137 | Vestas Wind Systems8714677
Holdings [Line Items]
Percent of Total Investments	11.20%
C000229137 | China Three Gorges Renewables Group8714646
Holdings [Line Items]
Percent of Total Investments	10.90%
C000229137 | Northland Power8714641
Holdings [Line Items]
Percent of Total Investments	6.90%
C000229137 | Boralex8714635
Holdings [Line Items]
Percent of Total Investments	4.80%
C000229137 | Nordex8714674
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229137 | China Longyuan Power Group8714683
Holdings [Line Items]
Percent of Total Investments	4.40%
C000229137 | EDP Renovaveis8714694
Holdings [Line Items]
Percent of Total Investments	4.30%
C000229137 | Ming Yang Smart Energy Group8714656
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229137 | Jiangsu New Energy Development8714652
Holdings [Line Items]
Percent of Total Investments	3.40%
C000229137 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229137 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229137 | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000229137 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229137 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229137 | China
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000229137 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000229137 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229137 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229137 | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241147 | U.S. Treasury Bills8714864
Holdings [Line Items]
Percent of Total Investments	9.80%
C000241147 | CoStar Group8714838
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241147 | Guidewire Software8714840
Holdings [Line Items]
Percent of Total Investments	8.60%
C000241147 | Zillow Group8714862
Holdings [Line Items]
Percent of Total Investments	7.30%
C000241147 | Airbnb8714824
Holdings [Line Items]
Percent of Total Investments	7.20%
C000241147 | KE Holdings8714898
Holdings [Line Items]
Percent of Total Investments	7.20%
C000241147 | Scout248714878
Holdings [Line Items]
Percent of Total Investments	6.30%
C000241147 | Rightmove PLC8714885
Holdings [Line Items]
Percent of Total Investments	5.60%
C000241147 | ADT8714822
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241147 | Nemetschek8714876
Holdings [Line Items]
Percent of Total Investments	5.10%
C000241147 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000241147 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000241147 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241147 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000241147 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241147 | China
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241147 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241147 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241147 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243865 | Rheinmetall8715269
Holdings [Line Items]
Percent of Total Investments	8.50%
C000243865 | BAE Systems PLC8715278
Holdings [Line Items]
Percent of Total Investments	8.30%
C000243865 | Lockheed Martin8715247
Holdings [Line Items]
Percent of Total Investments	7.80%
C000243865 | Palantir Technologies8715256
Holdings [Line Items]
Percent of Total Investments	7.70%
C000243865 | General Dynamics8715241
Holdings [Line Items]
Percent of Total Investments	7.50%
C000243865 | Leonardo8715286
Holdings [Line Items]
Percent of Total Investments	4.80%
C000243865 | Saab8715297
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243865 | Thales8715274
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243865 | L3Harris Technologies8715245
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243865 | Northrop Grumman8715253
Holdings [Line Items]
Percent of Total Investments	4.40%
C000243865 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243865 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000243865 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243865 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243865 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000243865 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243865 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243865 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243865 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243865 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243865 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243865 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000249893 | Prysmian8715379
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249893 | Komatsu8715391
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Cellnex Telecom8715279
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Tata Steel8715369
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Larsen & Toubro8715356
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Nippon Steel8715394
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Ferrovial8715281
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Vinci8715291
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Shin-Etsu Chemical8715397
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Canadian Pacific Kansas City8715266
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249893 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249893 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249893 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249893 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000249893 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000249893 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000249893 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249893 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249893 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249893 | India
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000249893 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.60%